Common Stock Warrants (Details Narrative) - USD ($)																																	12 Months Ended
	Dec. 28, 2017	Oct. 27, 2017	Sep. 21, 2017	Sep. 14, 2017	Sep. 07, 2017	Sep. 06, 2017	Sep. 06, 2017	Aug. 21, 2017	Aug. 09, 2017	Aug. 08, 2017	Aug. 05, 2017	Jul. 17, 2017	Jul. 05, 2017	Jul. 02, 2017	Jun. 29, 2017	Jun. 29, 2017	Jun. 23, 2017	Jun. 21, 2017	Jun. 13, 2017	Jun. 09, 2017	May 08, 2017	Mar. 31, 2017	Jan. 26, 2017	Aug. 08, 2016	Aug. 05, 2016	Mar. 28, 2016	Mar. 08, 2016	Mar. 02, 2016	Jan. 30, 2016	Jan. 21, 2016	Jan. 06, 2016	Jan. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Jul. 20, 2017	Jun. 16, 2017	May 02, 2017	Apr. 02, 2017	Dec. 15, 2016
Debt instrument face amount																																	$ 35,000			$ 30,000
Warrant exercise price per share													$ 0.08				$ 0.04			$ 0.05															$ 0.08
Warrants to purchase common stock											9,000,000						2,500,000			1,500,000
Proceeds from warrants											$ 45,000						$ 100,000			$ 75,000					$ 45,000
Warrant strike price									$ 0.18															$ 0.06		$ 0.06			$ 0.07
Stock issued during period, shares													1,265,411	632,706
Stock issued during period values																																	808,000	$ 298,850
Debt conversion price per share													$ 0.04																						$ 0.04
Debt Principal payment													$ 50,000	$ 25,000														$ 30,000		$ 75,500	$ 50,890	$ 75,000
Debt interest payment													$ 616	$ 308								$ 228								$ 10,320	$ 1,229	$ 7,564
Fair value of warrants																																	$ 4,307,449	$ 17,604
Number of warrants exercised									200,000											1,500,000				200,000	9,000,000	2,000,000			1,000,000
Weighted average exercise price of warrants granted																																	$ 0.085	$ 0.05
Note Holder [Member]
Number of aggregate shares													1,265,411	632,706
Debt Principal payment													$ 50,000	$ 25,000
Debt interest payment													$ 616	$ 308
Individual Investor [Member]
Warrant exercise price per share			$ 0.17		$ 0.11	$ 0.17	$ 0.17	$ 0.17		$ 0.18		$ 0.21			$ 0.15	$ 0.15		$ 0.15	$ 0.15
Warrants exercisable term			3 years		3 years	3 years		3 years		3 years		3 years				3 years		3 years	3 years
Stock issued during period, shares			200,000		300,000	500,000		1,000,000		208,333		1,875,000				500,000		1,000,000	1,000,000
Sale of stock price per share			$ 0.17		$ 0.17	$ 0.11	$ 0.11	$ 0.11		$ 0.12		$ 0.16			$ 0.10	$ 0.10		$ 0.10	$ 0.05
Stock issued during period values			$ 22,000			$ 55,000		$ 110,000		$ 25,000						$ 50,000		$ 100,000	$ 50,000
Individual Investor One [Member]
Warrant exercise price per share																			$ 0.15
Warrants exercisable term																			3 years
Stock issued during period, shares																			1,000,000
Sale of stock price per share																			$ 0.075
Stock issued during period values																			$ 75,000
CEO [Member]
Warrant exercise price per share																							$ 0.05
Warrants exercisable term																							2 years
Stock issued during period, shares																							14,000,000
Stock issued during period values																							$ 350,000
Common Stock [Member] | CEO [Member]
Stock issued during period, shares																							14,000,000
Securities Purchase Agreement [Member] | Series A Warrant [Member]
Warrant exercise price per share		$ 0.15
Warrant maturity date		Oct. 27, 2022
Warrants to purchase common stock		1,000,000
Securities Purchase Agreement [Member] | Series A Warrant [Member] | February 7, 2018 [Member]
Debt interest rate		10.00%
Debt instrument maturity date		Mar. 14, 2018
Warrants ratchet provisions		3,036,437
Warrant strike price		$ 0.0494
Securities Purchase Agreement [Member] | Series B Warrant [Member]
Warrant exercise price per share		$ 0.15
Warrant maturity date		Oct. 27, 2022
Warrants to purchase common stock		75,000
Securities Purchase Agreement [Member] | Series B Warrant [Member] | February 7, 2018 [Member]
Debt interest rate		10.00%
Debt instrument maturity date		Mar. 14, 2018
Warrants ratchet provisions		227,733
Warrant strike price		$ 0.0494
Securities Purchase Agreement [Member] | Series A and B Warrant [Member]
Weighted average price		$ 0.25
Securities Purchase Agreement [Member] | Black Mountain Equities Inc [Member]
Debt interest rate				10.00%																	10.00%
Debt instrument face amount		$ 158,000		$ 158,000																	$ 165,000
Debt instrument maturity date				Dec. 09, 2017																	Nov. 08, 2017
Warrant exercise price per share				$ 0.14																	$ 0.14
Purchase price		150,000		$ 150,000																	$ 150,000
Warrant maturity date				Sep. 14, 2022																	May 31, 2022
Warrants to purchase common stock				1,500,000																	1,500,000
Proceeds from warrants		300,000		$ 300,000																	$ 300,000
Weighted average price				$ 0.25																	$ 0.25
Securities Purchase Agreement [Member] | Gemini master Fund Ltd [Member]
Debt interest rate				10.00%																	10.00%
Debt instrument face amount		158,000		$ 158,000																	$ 165,000
Debt instrument maturity date				Dec. 09, 2017																	Nov. 08, 2017
Warrant exercise price per share				$ 0.14																	$ 0.14
Purchase price		150,000		$ 150,000																	$ 150,000
Warrant maturity date				Sep. 14, 2022																	May 31, 2022
Warrants to purchase common stock				1,500,000																	1,500,000
Proceeds from warrants		$ 300,000		$ 300,000																	$ 300,000
Weighted average price				$ 0.25																	$ 0.25
Warrants Granted (2017) [Member]
Number of warrants issued	10,000,000
Warrant exercise price per share	$ 0.03
Warrants exercisable term	4 months
Cancellation of warrants in exchanged	$ 1
Common Stock [Member]
Stock issued during period, shares			200,000		300,000		500,000	1,000,000		208,333		1,875,000			500,000			1,000,000	1,000,000														7,583,333	56,250,000
Stock issued during period values																																	$ 7,583	$ 56,250
Common Stock [Member] | Individual Investor [Member]
Stock issued during period, shares			200,000		300,000		500,000	1,000,000		208,333		1,875,000				500,000		1,000,000	1,000,000
Common Stock [Member] | Individual Investor One [Member]
Stock issued during period, shares																			1,000,000
Warrants [Member]
Warrant exercise price per share			$ 0.17		$ 0.11	$ 0.17	$ 0.17	$ 0.17		$ 0.18		$ 0.21			$ 0.15	$ 0.15		$ 0.15	$ 0.15
Warrants exercisable term			3 years		3 years		3 years	3 years		3 years		3 years			3 years			3 years	3 years
Stock issued during period, shares			200,000		300,000		500,000	1,000,000		208,333		1,875,000			500,000			1,000,000	1,000,000
Fair value of warrants																																	$ 475,016
Weighted average exercise price of warrants granted																																	$ 0.085	$ 0.046
Warrants [Member] | Individual Investor [Member]
Stock issued during period, shares			200,000		300,000		500,000	1,000,000		208,333		1,875,000				500,000		1,000,000	1,000,000
Warrants [Member] | Another Individual Investors [Member]
Warrant exercise price per share					$ 0.15							$ 0.24							$ 0.20
Warrants exercisable term					3 years							3 years							3 years
Stock issued during period, shares					300,000							1,875,000							1,000,000
Stock issued during period values					$ 21,000							$ 300,000
Warrants [Member] | Another Individual Investors One [Member]
Warrant exercise price per share																			$ 0.20
Warrants exercisable term																			3 years
Stock issued during period, shares																			1,000,000
Warrant [Member] | Individual Investors One [Member]
Stock issued during period, shares																			1,000,000
Warrant [Member] | CEO [Member]
Stock issued during period, shares																							14,000,000
Warrants Granted (2016) [Member]
Warrant exercise price per share																											$ 0.005
Value of detachable warrants to acquire shares of common stock																											$ 45,000
Number of detachable warrants to acquire shares of common stock																											9,000,000
Fair value of warrants																											$ 7,400
Debt default rate																											18.00%
Number of additional warrants issued during the period																											1,000,000
Warrants Granted (2016) [Member] | Financing Agreement [Member]
Debt instrument face amount																																					$ 1,500,000	$ 1,500,000	$ 925,000
Unsecured Convertible Promissory Note [Member]
Proceeds from unsecured debt	$ 80,000
Debt interest rate	5.00%
Debt instrument face amount	$ 90,000
Debt instrument maturity date	Feb. 26, 2018